Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Amortized cost of fixed maturity securities available-for-sale	$ 332,964	$ 334,780
Fixed maturity securities relating to variable interest entities	351,402	365,425
Cost of equity securities available-for-sale	2,997	3,076
Actively traded securities	404	704
Fair value option and trading securities relating to variable interest entities	15,024	16,689
Mortgage loans valuation allowances	318	305
Mortgage Loans on Real Estate	67,102	60,118
Policy loans	11,258	11,618
Real estate and real estate joint ventures relating to variable interest entities	8,433	10,525
Real estate held-for-sale	47	172
Other limited partnership interests relating to variable interest entities	7,096	8,085
Short-term investments	9,299	8,621
Other invested assets relating to variable interest entities	22,524	21,283
Cash and cash equivalents relating to variable interest entities	12,752	10,808
Accrued investment income relating to variable interest entities	3,988	4,120
Premiums, reinsurance and other receivables relating to variable interest entities	22,702	22,244
Deferred policy acquisition costs and value of business acquired relating to variable interest entities	24,130	24,442
Other assets relating to variable interest entities	7,666	7,862
Separate account assets	301,598	316,994
Liabilities
Future policy benefits relating to variable interest entities	191,879	189,586
Policyholder account balances	202,722	209,294
Other policy-related balances relating to variable interest entities	14,255	14,422
Long-term debt, at estimated fair value, relating to variable interest entities	18,023	16,286
Other liabilities relating to variable interest entities	23,561	24,437
Separate account liabilities	$ 301,598	$ 316,994
MetLife, Inc.’s stockholders’ equity:
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, aggregate liquidation preference	2,100	2,100
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,159,590,766	1,153,998,144
Common stock, shares outstanding	1,098,028,525	1,131,927,894
Treasury stock, shares	61,562,241	22,070,250
Residential Mortgage Loans - FVO
Assets
Mortgage Loans on Real Estate	$ 314	$ 308
Variable interest entities
Assets
Fixed maturity securities relating to variable interest entities	4,277	4,266
Fair value option and trading securities relating to variable interest entities	13	60
Mortgage Loans on Real Estate	172	280
Policy loans	4	3
Real estate and real estate joint ventures relating to variable interest entities	0	8
Other limited partnership interests relating to variable interest entities	27	34
Short-term investments	26	20
Other invested assets relating to variable interest entities	43	56
Cash and cash equivalents relating to variable interest entities	85	57
Accrued investment income relating to variable interest entities	23	21
Premiums, reinsurance and other receivables relating to variable interest entities	21	21
Deferred policy acquisition costs and value of business acquired relating to variable interest entities	240	235
Other assets relating to variable interest entities	148	134
Separate account assets	1,022	1,128
Liabilities
Future policy benefits relating to variable interest entities	716	579
Policyholder account balances	21	33
Other policy-related balances relating to variable interest entities	238	198
Long-term debt, at estimated fair value, relating to variable interest entities	63	151
Other liabilities relating to variable interest entities	81	80
Separate account liabilities	$ 1,022	$ 1,128